Related Parties Balances and Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS

21.    RELATED PARTIES BALANCES AND TRANSACTIONS

The Group had the following related parities:

a.      Executive Officers and companies controlled by executive officers

b.      Equity method investees

c.      Companies controlled by the same controlling shareholders.

d.      The 30% equity holder of Shengguang Zhongshuo

e.      The wholly owned subsidiary of d.

I.       Balances:

The Group had the following related party balances:

	Relationship	Notes	As of December 31,
			2020	2021
			RMB	RMB
Amounts due from related parties:
Guangdong Advertising Co., Ltd.	(d)	(i)	2,529	35,872
Youxiang Group	(c)	(ii)	21,778	19,230
Others		(iii)	494	111
			24,801	55,213
	Relationship	Notes	As of December 31,
			2020	2021
			RMB	RMB
Amounts due to related parties:
Youxiang Group	(c)	(iv)	67,669	20,159
Angela Bai	(a)	(v)	4,750	—
Guangdong Marketing Advertising Group	(e)	(vi)	18,667	12,280
Others			1,651	2,221
			92,737	34,660

Notes:

(i)      Amounts due from Guangdong Advertising Co., Ltd. are marketing service fee receivable and prepaid advertising fee.

(ii)     Amounts due from Youxiang Group are construction fee and rental deposits.

(iii)    Amounts due from others are operating management fees and operating management fees and prepaid marketing service fee.

(iv)    Amounts due to Youxiang Group are accrued lease expenses, property management expenses and borrowing with annual interest rate of 4.785%

(v)      In August 2020, Angela Bai, spouse of Dr. Daqing Mao, extended two loans of US$1,100 and RMB8,000 to the Group, respectively. One loan had an interest rate of 8.0% per annum with a maturity date of January 4, 2021, and the other had an interest rate of 4.785% per annum with a maturity date of August 15, 2021. In October 2020, Angela Bai, lent another loan of RMB 1,500 with interest rate of 4.785% and a maturity date of January 5, 2021 to the Group. As of December 31, 2021, all the loans from Angela Bai were paid off.

(vi)    Amounts due to Guangdong Marketing Advertising Group are accounts payable for advertisement distribution services.

The Group entered into leases with Youxiang Group and the related ROU assets as of December 31, 2020 and 2021 were RMB17,622 and nil, respectively. The related lease liabilities as of December 31, 2020 and 2021 were RMB24,566 and nil, respectively.

II.     Transactions:

Lease expenses

			For the Years Ended December 31,
	Relationship	Notes	2019	2020	2021
			RMB	RMB	RMB
Youxiang Group	(c)	(i)	22,336	12,645	5,134

Revenues

			For the Years Ended December 31,
	Relationship	Notes	2019	2020	2021
			RMB	RMB	RMB
Youxiang Group	(c)	(ii)	12,116	20,124	26,087
Guangdong Advertising Co., Ltd.	(d)	(iii)	117,796	77,046	45,528

Property management expense

			For the Years Ended December 31,
	Relationship	Notes	2019	2020	2021
			RMB	RMB	RMB
Youxiang Group	(c)	(iv)	3,531	3,668	5,106

Promotion consulting expense

			For the Years Ended December 31,
	Relationship	Notes	2019	2020	2021
			RMB	RMB	RMB
Xinjiang Xinzhongshuo Marketing Co., Ltd.	(a)	(v)	4,350	—	—

Purchase of advertisement distribution resources

			For the Years Ended December 31,
	Relationship	Notes	2019	2020	2021
			RMB	RMB	RMB
Xinjiang Xinzhongshuo Marketing Co., Ltd.	(a)	(vi)	47,425	5	—
Guangdong Advertising Co., Ltd.	(d)	(vi)	2,871	1,081	1,929
Guangdong Advertising Marketing Group	(e)	(vi)	8,687	10,418	12,566

Settlement of payable by disposal of a subsidiary

			For the Years Ended December 31,
	Relationship	Notes	2019	2020	2021
			RMB	RMB	RMB
Youxiang Group	(c)	(vii)	—	—	14,525

Notes:

(i)      The amount represents rental expense for the operating lease to Youxiang Group.

(ii)     The amount represents consulting, construction and designing services provided to Youxiang Group.

(iii)    The amount represents marketing services provided to Guangdong Advertising Co., Ltd.

(iv)    The amount represents property management services provided by Youxiang Group.

(v)      The amount represents promotion consulting expense provided by Xinjiang Xinzhongshuo Marketing Co., Ltd.

(vi)    The amount represents advertisement distribution services provided by these related parties.

(vii)   On July 28, 2021, the Group disposed of one of its subsidiaries, Beijing Ucommune Jingkai Technology Co., Ltd. to Youxiang Group with a consideration of RMB14,525, which was used to settlement the payables due to Youxiang Group. No gain or loss recognized as it is the transaction under common control.